TRADE AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
TRADE AND OTHER PAYABLES

As at September 30, 2018 and December 31, 2017, the Company had the following amounts due to creditors:

	September 30, 2018	December 31, 2017
	$	$

Trade Payables	197,111	119,013
Accrued Liabilities	8,267	31,200

	205,378	150,213